Accounts Receivable from Subscribers, Distributors, Recoverable Taxes and Other, Net - Summary of Accounts Receivable from Subscribers and Distributors Included in the Allowance for Doubtful Accounts (Detail) - MXN ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of accounts receivable [line items]
Allowance for bad debts	$ 39,044,925	$ 37,351,677	$ 27,495,158	$ 25,685,528
Receivable from subscribers and distributors [member]
Disclosure of accounts receivable [line items]
Allowance for bad debts	39,044,925	37,351,677
61 - 90 days [member] | Receivable from subscribers and distributors [member]
Disclosure of accounts receivable [line items]
Allowance for bad debts	3,807,945	3,970,770
Greater than 90 days [member] | Receivable from subscribers and distributors [member]
Disclosure of accounts receivable [line items]
Allowance for bad debts	$ 35,236,980	$ 33,380,907